NOTES AND CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Conversion [Line Items]
Summary of sale of the Senior Convertible Notes and Senior Note Warrants to related parties

As of March 31, 2026 and December 31, 2025, the Company's outstanding debt consisted of the following:

	March 31, 2026	December 31, 2025
Current portion of debt:
December 2025 YA Debenture	$24,096,501	$25,255,308
2026 Brick Lane H&K Investment Note	14,100,600	—
Lyocon Convertible Notes	1,250,000	—
2025 Brick Lane Convertible Notes	198,300	191,179
2025 Indigo Capital Convertible Notes	17,400	51,059
2025 Diagonal Convertible Notes	—	285,662
Agile Note	—	8,140
2025 Bomore Convertible Notes	—	48,169
2025 Torcross Convertible Note	—	24,084
Liqueous Obligation	10,545	10,545
Current portion of debt	$39,673,346	$25,874,146

As of December 31, 2025 and 2024, the Company's outstanding debt consisted of the following:

	As of December 31,
	2025	2024
Current portion of notes payable:
December 2025 YA Debenture	$25,255,308	$—
Indigo Capital Convertible Notes	51,059	—
AZ Promissory Note (related party)	—	—
TAG Promissory Note (related party)	—	—
Diagonal Convertible Notes	285,662	—
Agile Note	8,140	—
Brick Lane Convertible Notes	191,179	—
Bomore Convertible Notes	48,169	—
Boot Convertible Note	—	—
Torcross Convertible Note	24,084	—
Liqueous Obligation	10,545	1,053,824
Senior Convertible Notes Issued June 2023	—	4,683,069
Junior Notes Issued November 2023	—	2,369,122
August 2024 Convertible Notes	—	537,375
Additional August 2024 Convertible Notes	—	687,315
Unamortized debt discount and deferred financing costs	—	(88,522)
Current portion of notes payable	$25,874,146	$9,242,183

Summary of Maturities of Debt	Maturities of our debt principal as of March 31, 2026 are presented below:

March 31, 2026
Year ended December 31:
2026	$23,526,989
2027	16,249,998
Total debt maturities	$39,776,987

Maturities of our debt as of December 31, 2025 are presented below:

December 31, 2025
Year ended December 31:
2026	$25,458,016
2027	-
2028	-
2029	-
2030	-
Thereafter	-
Total debt maturities	$25,458,016

Junior Notes and Junior Note Warrants
Debt Conversion [Line Items]
Summary of Convertible Notes and Note Warrants Sold to Related Parties

The table below summarizes the outstanding principal amount of the Junior Notes to related parties:

	As of December 31,
Noteholder	2025	2024
David Seldin(1)	$—	$762,211
Eunomia, LP(2)	—	1,100,000
Total Junior Notes - related parties	$—	$1,862,211
(1)
David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.
(2)
Ron Nicol, manager of Eunomia, LP, was the Executive Chairman of the Company’s board of directors through January 2025.

Senior Convertible Notes and Senior Note Warrants [Member]
Debt Conversion [Line Items]
Summary of Convertible Notes and Note Warrants Sold to Related Parties

The table below summarizes the outstanding principal amount of the Senior Convertible Notes to related parties:

	As of December 31,
Investor	2025	2024
Wilson-Garling 2023 Family Trust(1)	$—	$5,138,055
Eunomia, LP(2)	—	1,027,611
Curtis N Maas Revocable Trust(3)	—	102,761
Total Senior Convertible Notes - related parties	$—	$6,268,427
(1)
Thomas J. Wilson, an affiliate of Wilson-Garling 2023 Family Trust, was a member of the Legacy Nuburu board of directors.
(2)
Ron Nicol, manager of Eunomia, LP, was the Executive Chairman of the Company’s board of directors through January 2025.
(3)
Curtis Maas, an affiliate of the Curtis N Maas Revocable Trust, was a member of the Legacy Nuburu board of directors.